Faegre Drinker Biddle & Reath LLP

1500 K Street, N.W., Suite 1100

Washington, DC 20005

www.faegredrinker.com

October 1, 2025

FILED VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund Trust (the “Trust”)

File Nos.: 333-200168 and 811-23011

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 67 to the Trust’s Registration Statement on Form N-1A under the 1933 Act (Amendment No. 70 under the 1940 Act) (the “Amendment”), for the purpose of registering five new series, Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Hedged Equity ETF and Twin Oak Hedged Opportunities ETF.

Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will be effective in 75 days. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (202) 230-5270 or liz.baxter@faegredrinker.com.

Very truly yours,

/s/ Liz J. Baxter
Liz J. Baxter

Enclosures

cc:	Steven Plump, The RBB Fund Trust

James Shaw, The RBB Fund Trust

Jillian Bosmann, Faegre Drinker Biddle & Reath LLP